Fair Value Measurements - Summary Of Quantitative Information Regarding Level 3 Fair Value Measurements (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Feb. 02, 2021	Mar. 31, 2022	Dec. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price		$ 10.1	$ 10.1
Public And Private Placement Warrants [member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility	24.10%		7.20%
Stock price	$ 9.36		$ 10.01
Expected life of the options to convert	5 years 11 months 1 day		5 years 6 months
Risk-free rate	0.57%		1.31%
Dividend yield	0.00%		0.00%
Fair Value, Inputs, Level 3 [Member] | Public And Private Placement Warrants [member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Volatility		4.80%	7.20%
Stock price		$ 10.08	$ 10.01
Expected life of the options to convert		5 days 7 hours	5 days 12 hours
Risk-free rate		2.42%	1.31%
Dividend yield		0.00%	0.00%